Share-Based Compensation - Summary of Share-based Compensation Under Each Plan According to Change in Estimate (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 245	€ 470	€ 1,236
Total number of BSAAR subscribed (in shares) | shares	35,070	71,760	71,760
SOD 2020 SOC2020 SOUS2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	50.00%
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	25.00%	50.00%
Percentage of exercisable instruments relating to the development of NTZ and the ACLF franchise	15.00%	15.00%
Percentage of exercisable instruments relating to development of the product pipeline of the company	10.00%
Number of other equity instruments exercisable in share-based payment arrangement relating to NSIA diagnostic | shares		10,000
Number of other equity instruments exercisable in share-based payment arrangement relating to NTZ Program | shares		3,000
Number of other equity instruments exercisable in share-based payment arrangement relating to development of the GNS561 program | shares		2,000
Number of other equity instruments exercisable in share-based payment arrangement relating to Development Of Elafibranor In P B C And Elative Clinical | shares		5,000
A G A S20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0
A G A S20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
A G A D20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	21
A G A D20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	6
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 49
Total number of BSAAR subscribed (in shares) | shares	34,398	34,398	34,398
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 13
Total number of BSAAR subscribed (in shares) | shares	15,308	15,308	15,308
S O U S20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0
S O U S20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
A G A S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
A G A S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	13
A G A D20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
A G A D20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	4
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 335
Total number of BSAAR subscribed (in shares) | shares	43,212	43,212	43,212
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 110
Total number of BSAAR subscribed (in shares) | shares	17,765	17,765	17,765
S O U S20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0
S O U S20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	0
B S A2017 A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	0	18,345	18,345
B S A2017 B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0
Total number of BSAAR subscribed (in shares) | shares	0	18,345	18,345
A G A S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 62
A G A D2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	0	0	65
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 186	€ 225
Total number of BSAAR subscribed (in shares) | shares	68,329	68,329	71,678
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 24	€ 24
Total number of BSAAR subscribed (in shares) | shares	9,713	9,713	9,713
A G A S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 50	€ 39	€ 55
Total number of BSAAR subscribed (in shares) | shares	0	10,782	12,330
A G A D2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 6	€ 16	€ 63
Total number of BSAAR subscribed (in shares) | shares	0	13,068	15,710
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ (21)	€ 105	€ 123
Total number of BSAAR subscribed (in shares) | shares	51,343	77,015	94,530
S O2019 U S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ (16)	€ (11)	€ 35
B S A2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 20
Total number of BSAAR subscribed (in shares) | shares	35,070	35,070	35,070
S O U S2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ (7)	€ 14
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 14	€ 14	€ 0
Total number of BSAAR subscribed (in shares) | shares	35,000	35,000	35,000
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 40	€ 40	€ 0
Total number of BSAAR subscribed (in shares) | shares	81,250	81,250	103,750
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 19	€ 19	€ 0
Total number of BSAAR subscribed (in shares) | shares	50,000	50,000	56,250
AGA S 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 32	€ 29	€ 0
Total number of BSAAR subscribed (in shares) | shares	26,300	29,000
AGA D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 7	€ 5	0
Total number of BSAAR subscribed (in shares) | shares	15,000	15,000
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 13	€ 2	0
Total number of BSAAR subscribed (in shares) | shares	35,000	35,000
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 55	€ 9	0
Total number of BSAAR subscribed (in shares) | shares	124,375	134,375
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 9	€ 2	0
Total number of BSAAR subscribed (in shares) | shares	25,000	25,000
AGA S 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 11	€ 0	0
Total number of BSAAR subscribed (in shares) | shares	38,900
AGA D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 2	0	0
Total number of BSAAR subscribed (in shares) | shares	20,000
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 4	0	0
Total number of BSAAR subscribed (in shares) | shares	35,000
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 17	0	0
Total number of BSAAR subscribed (in shares) | shares	131,000
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 4	0	0
Total number of BSAAR subscribed (in shares) | shares	34,625
SO CH 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation annual expense	€ 0	€ 0	€ 0